Cost Method Investment - Schedule of Cost Method Investment (Parentheticals) (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost Method Investment [Abstract]
Investment	10.00%	10.00%	10.00%